Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	€ 2,796	€ 9,301	€ 12,350
Attributable to equity holders of Sanofi	2,776	9,281	12,314
Attributable to non-controlling interests	20	20	36
Other comprehensive income:
Actuarial gains/(losses)	328	(146)	(268)
Change in fair value of equity instruments included in financial assets	67	299	320
Tax effects	(15)	(89)	(40)
Items not subsequently reclassifiable to profit or loss	380	64	12
Change in fair value of debt instruments included in financial assets	(17)	4	15
Change in fair value of cash flow hedges	(4)	29	4
Change in currency translation differences	1,061	(944)	(3,978)
Tax effects	34	9	(63)
Items subsequently reclassifiable to profit or loss	1,074	(902)	(4,022)
Other comprehensive income for the period, net of taxes	1,454	(838)	(4,010)
Comprehensive income	4,250	8,463	8,340
Attributable to equity holders of Sanofi	4,228	8,451	8,324
Attributable to non-controlling interests	€ 22	€ 12	€ 16